Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Trend Fund
Entity Central Index Key	0000035402
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fidelity Trend Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Trend Fund
Class Name	Fidelity® Trend Fund
Trading Symbol	FTRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Trend Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Trend Fund	$ 71	0.60%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picking in information technology, primarily within the software & services industry, also boosted relative performance. Also lifting the fund's relative result were stock picking and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Nvidia (+171%). The company was the fund's largest holding. A second notable relative contributor was an overweight in Axon Enterprise (+129%), which was among the portfolio's biggest holdings. Another notable relative contributor was an overweight in Vertiv Holdings (+138%). This period we decreased our investment in Vertiv Holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in industrials. Also hurting our result were stock picks in consumer discretionary and real estate, primarily within the real estate management & development industry.
•The largest individual relative detractor was an underweight in Broadcom (+110%). This was an investment we established this period. The stock was among our largest holdings at period end. The second-largest relative detractor was our non-benchmark stake in Symbotic (-54%). Our stake in Lattice Semiconductor (-36%) also hurt. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the financials and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Trend Fund $10,000 $10,532 $11,014 $14,254 $13,832 $18,795 $27,629 $33,946 $22,528 $32,527 $45,588 Russell 1000® Growth Index $10,000 $10,567 $11,314 $14,733 $14,510 $19,790 $27,408 $34,971 $24,782 $35,358 $47,152 Russell 1000® Index $10,000 $10,092 $11,308 $13,761 $13,102 $17,220 $20,830 $26,340 $21,302 $26,953 $33,560 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Trend Fund 40.16% 19.39% 16.38% Russell 1000® Growth Index 33.36% 18.96% 16.78% Russell 1000® Index 24.51% 14.28% 12.87% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,990,484,611
Holdings Count | shares	109
Advisory Fees Paid, Amount	$ 19,528,017
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,990,484,611
Number of Holdings	109
Total Advisory Fee	$19,528,017
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.3 Industrials 18.2 Consumer Discretionary 16.7 Communication Services 12.1 Financials 8.4 Health Care 4.4 Materials 1.3 Utilities 0.7 Real Estate 0.4 Consumer Staples 0.0 Common Stocks 99.4 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 97.7 Italy 0.7 Canada 0.6 France 0.4 India 0.2 Korea (South) 0.2 Switzerland 0.2 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.7 Italy - 0.7 Canada - 0.6 France - 0.4 India - 0.2 Korea (South) - 0.2 Switzerland - 0.2 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.5 Apple Inc 7.7 Amazon.com Inc 6.4 Microsoft Corp 5.9 Meta Platforms Inc Class A 5.0 Tesla Inc 3.8 Axon Enterprise Inc 3.5 Alphabet Inc Class A 3.5 Netflix Inc 2.0 Broadcom Inc 1.8 51.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec